Loss before tax (Tables)	12 Months Ended
Mar. 31, 2026
Loss Before Tax
Schedule of loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	2026	2025	2024
	USD	USD	USD

Auditors’ remuneration:
Current financial year	150,000	17,104	14,585
Under provision in previous year	-	-	65
Amortisation of intangible assets	173,451	163,093	44,807
Amortisation of right-of-use assets	474,871	500,144	403,019
Depreciation of property, plant and equipment	481,173	465,287	455,613
Expenses relating to short-term leases	2,621	2,785	49,864
Impairment loss on trade receivable	33,583	-	-
Reversal of impairment loss on associate	(263)	-	-
Bad debts written off	7,793	-	-
Allowance for slow moving inventories	67,558	-	-
Loss on disposal of associate	677	-	-
Gain on disposal of other investment	-	-	(215)
Property, plant and equipment written off	-	-	14,083
Staff costs:
Salaries, wages and allowances	1,003,423	1,205,968	1,053,399
Employees Provident Fund	116,352	124,239	112,972
Other employees’ benefit	13,765	86,687	20,276

	1,133,540	1,416,894	1,186,647